CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss	$ (68,511)	$ (29,852)	$ (28,744)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation of property, plant and equipment	375	403	486
Amortization of intangible assets	3,169	2,985	3,022
Amortization of operating lease right-of-use-assets	706	652	368
Share-based compensation	3,667	1,145	382
Unrealized foreign exchange (gain) loss	(376)	(502)	265
Interest expense	1,405	415	436
Share of loss of equity method investees	213	71	90
Income taxes	495	(267)	(717)
Loss on revaluation of convertible debt	4,571
Loss on revaluation of investments	634	2,909	2,452
Other	210	69	316
Changes in other operating assets and liabilities:
Trade accounts receivable	1,456	(312)	(568)
Inventory	(2,340)	(1,016)	(9)
Operating lease liabilities	(781)	(714)	(431)
Accounts payable and accrued liabilities	6,262	184	38
Other operating assets and liabilities	1,013	846	(365)
Net cash used in operating activities	(47,832)	(22,984)	(22,979)
Investing activities
Purchase of mineral interests	(14,400)	(14,634)	(3,805)
Purchase of property, plant and equipment and intangible assets	(3,992)	(2,092)	(201)
Purchase of investments subject to significant influence	(870)		(5,318)
Purchase of other investments	(1,607)
Other	(1,763)	(20)	(171)
Net cash used in investing activities	(22,632)	(16,746)	(9,495)
Financing activities
Net proceeds from issuance of common stock	9,677
Proceeds from issuance of convertible notes	49,999
Proceeds from VRB convertible bond, net of issuance costs	22,857
Net transfer from parent	23,152	30,367	30,011
Proceeds from subsidiary financings	5,291	16,301	1,461
Repayment of loan from parent		(2,773)
Loan from parent		192	2,525
Other			(40)
Net cash provided by financing activities	110,976	44,087	33,957
Effect of foreign exchange rate changes on cash and cash equivalents	(3)	285	124
Increase in cash and cash equivalents	40,509	4,642	1,607
Cash and cash equivalents, beginning of the year	9,341	4,699	3,092
Cash and cash equivalents, end of the period	49,850	9,341	$ 4,699
Supplemental cash flow information
Cash paid for interest		57
Cash paid for income taxes	634	$ 648
Supplemental disclosure of non-cash investing and financing activities
Settlement of loan from parent	5,886
Issuance of common stock in exchange for assets	$ 65,654